Condensed Statements of Changes In Temporary Equity And Permanent Deficit (Parenthetical) - Social Capital Suvretta Holdings Corp. III [Member]	10 Months Ended
Dec. 31, 2021 USD ($) shares
Temporary Equity Stock Issued During The Period Shares | shares	25,000,000
Proceeds from Issuance of Private Placement	$ 6,400,000
Private Placement [Member]
Proceeds from Issuance of Private Placement	$ 640,000